Discontinued Operation (Details 1) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents	$ 32,374,918	$ 35,190,663
Inventory, net	239,190	191,248
Prepaid taxes	494,258	468,457
Prepaid expenses and other receivables, net	1,303,905	1,538,014
Property, plant and equipment, net	115,152	123,270
Intangible assets, net	217,381	184,547
Accounts payable	59,607	358
Due to related parties	40,823	11,576
Taxes payable	2,445,364	1,561,641
Accrued liabilities and other payables	453,483	1,574,174
Discontinued Operation [Member]
Cash and cash equivalents	0	20,566
Restricted cash	0	104
Accounts receivable, net	0	342,141
Inventory, net	0	453,971
Advances to suppliers, net	0	30,392
Prepaid taxes	0	36,312
Prepaid expenses and other receivables, net	0	3,700
Total current assets of discontinued operations	0	887,186
Property, plant and equipment, net	0	994,281
Intangible assets, net	0	731
Total non-current assets of discontinued operations	0	995,012
Total assets of discontinued operations	0	1,882,198
Accounts payable	0	1,530,190
Due to related parties	0	37,793
Customer deposits	0	887,699
Taxes payable	0	0
Accrued liabilities and other payables	0	2,564,581
Total current liabilities of discontinued operations	0	5,020,263
Total liabilities of discontinued operations	$ 0	$ 5,020,263